Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.84375%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$353,431.33

Principal:
Principal Collections	$7,667,663.69
Prepayments in Full	$2,535,558.37
Liquidation Proceeds	$84,676.65
Recoveries	$54,505.66
Sub Total	$10,342,404.37
Collections	$10,695,835.70

Purchase Amounts:
Purchase Amounts Related to Principal	$223,202.82
Purchase Amounts Related to Interest	$829.36
Sub Total	$224,032.18

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,919,867.88

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,919,867.88
Servicing Fee	$119,965.45	$119,965.45	$0.00	$0.00	$10,799,902.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,799,902.43
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$10,799,902.43
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$10,799,902.43
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,799,902.43
Interest - Class A-4 Notes	$90,507.35	$90,507.35	$0.00	$0.00	$10,709,395.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,709,395.08
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$10,656,515.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,656,515.33
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$10,616,890.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,616,890.00
Regular Principal Payment	$9,995,365.96	$9,995,365.96	$0.00	$0.00	$621,524.04
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$621,524.04
Residual Released to Depositor	$0.00	$621,524.04	$0.00	$0.00	$0.00
Total		$10,919,867.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$9,995,365.96
Total					$9,995,365.96
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,995,365.96	$94.55	$90,507.35	$0.86	$10,085,873.31	$95.41
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$9,995,365.96	$9.50	$183,012.43	$0.17	$10,178,378.39	$9.67

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$62,418,861.29	0.5904168	$52,423,495.33	0.4958711
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$115,028,861.29	0.1093295	$105,033,495.33	0.0998294

Pool Information
Weighted Average APR	3.144%	3.142%
Weighted Average Remaining Term	22.84	22.10
Number of Receivables Outstanding	16,356	15,769
Pool Balance	$143,958,545.97	$133,292,360.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$136,071,416.28	$126,076,050.32
Pool Factor	0.1280406	0.1185538

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$7,216,310.47
Targeted Overcollateralization Amount	$28,258,865.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,258,865.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$155,083.65
(Recoveries)		115	$54,505.66
Net Loss for Current Collection Period			$100,577.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8384%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6759%
Second Prior Collection Period			0.9475%
Prior Collection Period			0.3123%
Current Collection Period			0.8706%
Four Month Average (Current and Prior Three Collection Periods)			0.7016%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,435	$11,515,089.30
(Cumulative Recoveries)			$1,864,597.03
Cumulative Net Loss for All Collection Periods			$9,650,492.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8583%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,352.28
Average Net Loss for Receivables that have experienced a Realized Loss			$2,809.46

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.51%	171	$2,011,405.54
61-90 Days Delinquent	0.23%	23	$304,867.71
91-120 Days Delinquent	0.03%	4	$40,031.74
Over 120 Days Delinquent	0.22%	18	$292,705.88
Total Delinquent Receivables	1.99%	216	$2,649,010.87

Repossession Inventory:
Repossessed in the Current Collection Period		10	$128,516.58
Total Repossessed Inventory		20	$294,299.32

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3026%
Prior Collection Period			0.2996%
Current Collection Period			0.2854%
Three Month Average			0.2958%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4784%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer